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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: MARCH 31, 2006
                                               --------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------------
    This Amendment (Check only one.): [   ]   is a restatement.
                                      [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       HANAWALT ASSOCIATES LLC
Address:    645 MADISON AVENUE, 6TH FLOOR
            NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON          NEW YORK, NEW YORK               APRIL 21, 2006
-----------------------          ------------------               --------------
      [Signature]                   [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          38
                                                 --

Form 13F Information Table Value Total:          $412,633
                                                 --------
                                                 (thousands)



List of Other Included Managers:                 NONE
                                                 ----










                                       2

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
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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (3/31/06)
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NAME OF ISSUER                               TITLE OF                               MARKET                 SHARE /  SHARE /   PUT /
                                               CLASS             CUSIP            VALUE (USD)            PRN AMOUNT  PRN      CALL
------------------------------------------------------------------------------------------------------------------------------------
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AARON RENTS INC CMN                             COM           002535201             $10,765                 396,225    SH
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AUTONATION, INC. CMN                            COM           05329W102              $6,721                 311,876    SH
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AUTOZONE, INC. CMN                              COM           053332102             $25,551                 256,300    SH
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BANK OF AMERICA CORP CMN                        COM           060505104             $38,833                 852,729    SH
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BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A       COM           084670108              $3,433                      38    SH
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CARMAX INC CMN                                  COM           143130102              $7,065                 216,200    SH
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CBS CORPORATION CMN CLASS B                     COM           124857202             $35,562               1,483,000    SH
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CLEAR CHANNEL COMMUNICATIONS CMN                COM           184502102              $6,194                 213,500    SH
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA CO CMN                                COM           191216100             $12,368                 295,400    SH
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COMMERCE BANCORP INC N.J. CMN                   COM           200519106              $1,781                  48,600    SH
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CONSOLIDATED GRAPHICS INC CMN                   COM           209341106              $3,422                  65,663    SH
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE CORPORATION CMN                COM           22160K105              $3,412                  63,000    SH
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DIRECTV GROUP INC CMN                           COM           25459L106             $25,833               1,575,200    SH
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FURNITURE BRANDS INTERNATIONAL INC              COM           360921100                $515                  21,000    SH
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GOLDEN WEST FINANCIAL CORP CMN                  COM           381317106              $1,678                  24,706    SH
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HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A       COM           421933102              $3,091                 143,300    SH
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HOME DEPOT INC CMN                              COM           437076102              $3,152                  74,510    SH
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IHOP CORP NEW CMN                               COM           449623107              $3,178                  66,300    SH
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INTL SPEEDWAY CORP-CL A CMN CLASS A             COM           460335201             $13,209                 259,500    SH
------------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC CMN CLASS A                     COM           50075N104              $3,228                 106,500    SH
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LEGGETT & PLATT INC CMN                     COM           524660107              $5,666                 232,500    SH
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LIBERTY MEDIA CORP NEW CMN SERIES A             COM           530718105              $3,087                 376,000    SH
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LIMITED BRANDS, INC. CMN                        COM           532716107              $2,906                 118,800    SH
------------------------------------------------------------------------------------------------------------------------------------
MC DONALDS CORP CMN                             COM           580135101             $18,465                 537,400    SH
------------------------------------------------------------------------------------------------------------------------------------
MERCHANTS BANCSHARES INC CMN                    COM           588448100                $285                  11,600    SH
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MERCURY GENERAL CORPORATION CMN                 COM           589400100             $18,855                 343,447    SH
------------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDUSTRIES INC COMMON STOCK              COM           608190104              $5,723                  70,900    SH
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PRE PAID LEGAL SERVICES INC CMN                 COM           740065107              $4,832                 136,200    SH
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RUDDICK CORP CMN                                COM           781258108              $3,170                 130,400    SH
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SEARS HOLDINGS CORPORATION CMN                  COM           812350106             $20,950                 158,919    SH
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SNAP-ON INC CMN                                 COM           833034101             $19,277                 505,700    SH
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STUDENT LOAN CORP CMN                           COM           863902102              $1,570                   6,739    SH
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TARGET CORP CMN                                 COM           87612E106             $31,372                 603,200    SH
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TJX COMPANIES INC (NEW) CMN                     COM           872540109              $3,452                 139,100    SH
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TYCO INTERNATIONAL LTD. CMN                     COM           902124106              $3,172                 118,000    SH
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UTAH MEDICAL PRODS INC. CMN                     COM           917488108                $822                  25,700    SH
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WAL MART STORES INC CMN                         COM           931142103             $59,565               1,260,900    SH
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WEYCO GROUP INC CMN                             COM           962149100                $473                  21,000    SH
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


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
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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (3/31/06)                                           VOTING AUTHORITY
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NAME OF ISSUER                                   INVESTMENT             OTHER
                                                 DISCRETION           MANAGERS                SOLE          SHARE        NONE
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
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AARON RENTS INC CMN                                SOLE                                    396,225
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AUTONATION, INC. CMN                               SOLE                                    311,876
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AUTOZONE, INC. CMN                                 SOLE                                    256,300
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BANK OF AMERICA CORP CMN                           SOLE                                    852,729
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BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A          SOLE                                         38
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CARMAX INC CMN                                     SOLE                                    216,200
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CBS CORPORATION CMN CLASS B                        SOLE                                  1,483,000
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CLEAR CHANNEL COMMUNICATIONS CMN                   SOLE                                    213,500
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COCA-COLA CO CMN                                   SOLE                                    295,400
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE BANCORP INC N.J. CMN                      SOLE                                     48,600
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED GRAPHICS INC CMN                      SOLE                                     65,663
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE CORPORATION CMN                   SOLE                                     63,000
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DIRECTV GROUP INC CMN                              SOLE                                  1,575,200
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FURNITURE BRANDS INTERNATIONAL INC                 SOLE                                     21,000
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GOLDEN WEST FINANCIAL CORP CMN                     SOLE                                     24,706
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HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A          SOLE                                    143,300
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HOME DEPOT INC CMN                                 SOLE                                     74,510
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IHOP CORP NEW CMN                                  SOLE                                     66,300
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INTL SPEEDWAY CORP-CL A CMN CLASS A                SOLE                                    259,500
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KRAFT FOODS INC CMN CLASS A                        SOLE                                    106,500
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LEGGETT & PLATT INC CMN                        SOLE                                    232,500
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LIBERTY MEDIA CORP NEW CMN SERIES A                SOLE                                    376,000
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LIMITED BRANDS, INC. CMN                           SOLE                                    118,800
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MC DONALDS CORP CMN                                SOLE                                    537,400
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MERCHANTS BANCSHARES INC CMN                       SOLE                                     11,600
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MERCURY GENERAL CORPORATION CMN                    SOLE                                    343,447
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MOHAWK INDUSTRIES INC COMMON STOCK                 SOLE                                     70,900
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PRE PAID LEGAL SERVICES INC CMN                    SOLE                                    136,200
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RUDDICK CORP CMN                                   SOLE                                    130,400
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SEARS HOLDINGS CORPORATION CMN                     SOLE                                    158,919
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SNAP-ON INC CMN                                    SOLE                                    505,700
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STUDENT LOAN CORP CMN                              SOLE                                      6,739
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TARGET CORP CMN                                    SOLE                                    603,200
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TJX COMPANIES INC (NEW) CMN                        SOLE                                    139,100
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD. CMN                        SOLE                                    118,000
------------------------------------------------------------------------------------------------------------------------------------
UTAH MEDICAL PRODS INC. CMN                        SOLE                                     25,700
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WAL MART STORES INC CMN                            SOLE                                  1,260,900
------------------------------------------------------------------------------------------------------------------------------------
WEYCO GROUP INC CMN                                SOLE                                     21,000
------------------------------------------------------------------------------------------------------------------------------------

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